Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Accounting

The financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedule. Actual results could differ from those estimates.

Payment of Benefits

Benefit payments to participants are recorded upon distribution.

Valuation of Investments

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Investment Transactions and Net Investment Income Recognition

Securities transactions are recorded on a trade-date basis. Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date.

Net appreciation (depreciation) in the fair value of investments presented in the Statements of Changes in Net Assets Available for Benefits consists of the realized gains (losses) on investments that were sold during the year as well as the unrealized appreciation (depreciation) on investments held at year end.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Notes receivable are considered delinquent if any scheduled repayment remains unpaid for a predetermined amount of time based on the terms of the Plan document. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a taxable deemed distribution is recorded.

Plan Expenses

The Plan’s administrative expenses are paid by either the Plan or Aimco, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping and trustee fees. The Plan may fund administrative expenses with forfeited balances of terminated participants’ accounts. Any administrative expenses not paid by the Plan will be paid by Aimco and are excluded from these financial statements.